Consolidated Statements of Shareholders' Equity (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Dividends Payable, Amount Per Share	₪ 1.33	₪ 1.33